State Street Bank and Trust Company
                                                                 P.O. Box 5049
                                                        Boston, MA  02206-5049





                                                             September 5, 2001


VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention:  Office of Filings, Information & Consumer Service

RE:      Henderson Global Funds (the "Trust")
         File Nos. 333-62270/811-10399

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the above-named Trust do not differ from those contained in Pre-Effective Amendment No. 2 (the "Amendment") to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on August 28, 2001 (Accession # 0000891804-01-501541).

         If you have any questions concerning this filing, you may contact me at
(617) 662-3969.
                                                   Very truly yours,

                                                   /s/Francine S. Hayes
                                                   --------------------
                                                   Francine S. Hayes
                                                   Assistant Vice President and
                                                     Associate Counsel